COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands	Sep. 30, 2022 claim	Dec. 31, 2021 claim	Oct. 13, 2021 USD ($)
Line of Credit Facility [Line Items]
Number of outstanding claims | claim	1	2
Global Collect Services B.V. | Subsequent Event
Line of Credit Facility [Line Items]
Collection claim | $			$ 548